Other Current Assets (Schedule related to other current assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other Current Assets [abstract]
Derivative assets		$ 2,646
Income tax recoverable	$ 2,553	136
Prepaid expenses	2,942	4,559
Other current assets	$ 5,495	$ 7,341